ORGANIZATION	12 Months Ended
Dec. 31, 2015
ORGANIZATION
ORGANIZATION

1.ORGANIZATION

Qunar Cayman Islands Limited (the “Company” or “Qunar”) is a limited company incorporated on July 31, 2006 and domiciled in the Cayman Islands. The Company is principally engaged in the operation of an online travel commerce platform with the provision of flight and flight related services, accommodation reservation services, display advertising services and other services in the People’s Republic of China (“PRC”).

The Company’s principal subsidiaries and consolidated variable interest entities as of December 31, 2015 are as follows:

Company	Date of incorporation	Place of incorporation	Percentage of direct ownership by the Company
Principal subsidiaries of the Company:
Queen’s Road Travel Information Limited (“Queen’s Road”)	August 6, 2010	Hong Kong	100%
Beijing Qunar Software Technology Company Limited (“WFOE”)	October 10, 2006	PRC	100%
Shanghai Qianlima Network Technology Co. Ltd., a wholly owned subsidiary of the WFOE	November 16, 2012	PRC	100%
Principal Affiliated PRC Entities
Qunar.com Beijing Information Technology Company Limited (“Qunar.com”, “VIE”)	March 17, 2006	PRC	Nil
Beijing JiaXin HaoYuan Information Technology Company Ltd. (“Jiaxinhaoyuan”), a wholly owned subsidiary of the VIE	August 26, 2010	PRC	Nil
Beijing JinDuYuanYou Information Technology Company Ltd. (“Jinduyuanyou”), a wholly owned subsidiary of the VIE	December 12, 2011	PRC	Nil
Qingdao Yi Lu Tong Xing International Travel Agency Co., Ltd. (“Qingdao”), a wholly owned subsidiary of the VIE	April 12, 2012	PRC	Nil
Shenzhen Zhongchengtai Insurance Brokerage Co. Ltd. (“Zhongchengtai”), a wholly owned subsidiary of the VIE	September 9, 2013	PRC	Nil
Qunar.com (Tianjin) International travel Agency Co., Ltd. (“Tianjin Travel Agency”), a wholly owned subsidiary of the VIE	September 24, 2014	PRC	Nil

The VIE and its wholly-owned subsidiaries above are collectively known as the “principal Affiliated PRC Entities.”

On July 20, 2011, Baidu Holdings Limited subscribed to 181,402,116 of the Company’s ordinary shares, representing 62.01% of the equity interest of the Company (60% of the equity interest of the Company on a fully diluted basis) for a total consideration of US$ 306,000 (RMB1,976,515) (the “Baidu Transaction”). 85% of the total consideration or US$260,100 (RMB1,680,039) was remitted upon closing of the Baidu Transaction. The rest of the consideration amounting to US$45,900 was remitted to an escrow account which was released in full at the end of the escrow period in January 2013 as all the conditions related to the escrow were fulfilled.

On November 1, 2013, the Company completed its initial public offering (“IPO”) and a private placement concurrently with the IPO on the NASDAQ Global Market raising total gross proceeds of US$194,192, representing 12,612,800 American Depositary Shares (“ADSs”) at the price of US$15.00 per ADS and 1,000,000 Class B ordinary shares at the price of US$5.00 per share. Each ADS represents three Class B ordinary shares. Upon the closing of the IPO, the total number of ordinary shares outstanding was 342,183,204, comprised of 302,850,254 Class A ordinary shares and 39,332,950 Class B ordinary shares; and Baidu remains the Company’s controlling shareholder, holding 54.1% of the equity interest. Baidu, Inc., the parent company of Baidu, is the Company’s ultimate holding company.

On October 26, 2015, the Company’s largest shareholder, Baidu, Inc., exchanged 178,702,519 Class A ordinary shares and 11,450,000 Class B ordinary shares of its ownership interest in the Company for 11,488,381 ordinary shares of Ctrip.com International, Ltd.  (“Ctrip”). The exchange ratio was 1 Qunar ADS to 0.725 Ctrip ADSs.  Upon the completion of the transaction on October 26, 2015, Ctrip became the largest shareholder of the Company holding 190,152,519 Class B ordinary shares of Qunar.  In December 2015, Ctrip issued approximately 4.0 million ordinary shares to certain special purposes vehicles for the benefit of Qunar employees in exchange for approximately 65.9 million of Qunar’s Class B ordinary shares as part of an employee share exchange program.  As a result of these transactions, under U.S. GAAP, Ctrip is deemed to be the beneficial owner of the ordinary shares of Qunar representing majority voting interest.

In order to comply with the PRC law and regulations which prohibit foreign control of companies involved in Internet content, the Company operates its website and conducts a portion of its display advertising businesses in the PRC through the principal Affiliated PRC Entities. The paid-in capital of the VIE was funded by the WFOE through loans extended to the VIE’s shareholders (the “Nominee Shareholders”). The effective control of the VIE is held by the Company, through a series of contractual agreements (the “Contractual Agreements”) entered into in October 2006, as amended. As a result of the Contractual Agreements, the Company maintains the ability to control the VIE, is entitled to substantially all of the economic benefits from the VIE, and is obligated to absorb all of the VIE’s expected losses.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIE through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIE to the Company. In addition, through the Contractual Agreements, the Company demonstrates its ability and intention to continue to absorb substantially all of the expected losses and profits of the VIE.

With respect to the VIE, the Board of Directors of the Company approves the annual budget, financial statements and material contracts of the VIE after the review by senior management of the Company. Senior management of the Company is also generally responsible for the review and approval of sales contracts, credit approval policies, pricing policies, the display of advertisements as well as the appointments and terminations of personnel. In addition, the WFOE is mainly responsible for acquiring significant bandwidth and traffic, marketing and product developments for the VIE. Therefore, the Company directs the activities of the VIE that most significantly impact their economic performance.

As a result of the above, the Company consolidates the VIE in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation.

The following is a summary of the Contractual Agreements:

(1) Power of Attorney Agreement: Pursuant to the power of attorney agreement signed between the Nominee Shareholders and the WFOE, the Nominee Shareholders gave the WFOE an irrevocable proxy to exercise all of their voting rights as shareholders of the VIE and sign and/or stamp on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of the VIE. The WFOE is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The Nominee Shareholders have also irrevocably and permanently waived their rights to terminate this proxy. The proxy will only end when the equity interests of the VIE have been transferred to the Company, the WFOE or their designee or upon the dissolution of the VIE, whichever is earlier.

(2) Loan Agreement: Pursuant to the loan agreement between the Nominee Shareholders and the WFOE, the WFOE granted interest free loans amounting to RMB 1,000 for the Nominee Shareholders’ contributions to the VIE. The manner and timing of the repayment is at the sole discretion of the WFOE and at the Nominee Shareholders’ option may be in the form of transferring the VIE’s equity interest to the WFOE or its designees.

(3) Equity Option Agreement: Pursuant to the equity option agreement entered into between the Nominee Shareholders, the Company and the WFOE, the Nominee Shareholders granted to the Company/ WFOE or their designees an exclusive and irrevocable option to purchase all their equity interests in the VIE. The exercise consideration should be based on the loan amount as described above or the minimum consideration permitted by the PRC laws, whichever is higher. The Company/ WFOE or their designees may exercise such option at any time until it has acquired all equity interests of the VIE. This agreement terminates when all the equity interests have been transferred or when the obligations by the Nominee Shareholders have been fully performed, whichever is later.

(4) Exclusive Technical Consulting and Services Agreement: Pursuant to the exclusive technical consulting and services agreement entered into by the WFOE and the VIE, the VIE engaged the WFOE as their exclusive provider of technical, marketing and management consulting services for an initial term of 30 years, which will be automatically extended for another 10 years upon expiration. The VIE is required to pay to the WFOE service fees determined mutually by the parties. The WFOE will exclusively own any intellectual property arising from the performance of this agreement. The agreement can be terminated mutually by the parties.

(5) Equity Interest Pledge Agreement: Pursuant to the equity interest pledge agreement entered into between the Nominee Shareholders and the WFOE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or dispose of their equity interests in the VIE until all the obligations under the agreements above have been performed and the equity interests in the VIE have been transferred to the WFOE, the Company and/or their designees. The Nominee Shareholders also cannot create any pledge or encumbrance on the equity interests in the VIE without the WFOE’s prior written consent. The WFOE is entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the WFOE as the pledgee will be entitled to dispose of the pledged equity interests at any time through transfer or assignment. The WFOE also has the right to collect dividends from the equity interests. The equity interest pledge agreement will terminate after all the obligations under these agreements have been satisfied in full and the pledged equity interests have been transferred to the WFOE, the Company and/or their designees. The equity interest pledge agreement may only be early terminated by the WFOE unilaterally. The equity pledge has also been registered with the local administration for industry and commerce and remains effective until all payments due under the exclusive technical consulting and services agreement have been fulfilled by the VIE.

In May 2012, the Contractual Agreements were supplemented by the following terms:

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Dividends and distributions are not permitted without the prior consent of the WFOE. To the extent there is a dividend or distribution, the Nominee Shareholders will remit the amounts in full to the WFOE immediately;

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The Nominee Shareholders agreed that the total consideration received from the transfer of any part of the equity interests or sale of assets of the VIE will first be applied to the outstanding balance under the loan and exclusive technical consulting and services agreements. After full repayment of the outstanding balance, any remaining consideration will be remitted in full to the WFOE as a nonreciprocal transfer;

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With respect to the loan agreement, the term of the loan shall continue indefinitely until all the obligations have been fulfilled. The WFOE may at its discretion determine the time and manner for the repayment and the Nominee Shareholders’ option as to the form of repayment is superseded;

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With respect to the equity option agreement, the method of payment of the equity option shall be determined at the discretion of the WFOE. In the event of liquidation or dissolution of the VIE, all assets shall be sold to the WFOE at the lowest selling price permitted by the applicable PRC law, and any proceeds from the transfer and any residual interests in the VIE shall be remitted to the WFOE immediately. The Company also agrees to fund the WFOE if and when the VIE requires financial support from the WFOE, to the extent allowed by law, to the VIE for its operations and forego the right to seek repayment;

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The appointment of any individuals to exercise the powers and rights assigned pursuant to the power of attorney agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company; and

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With respect to the exclusive technical consulting and services agreement, the service fees are determined based on a predetermined formula based on the financial performance of the VIE and can be adjusted by the WFOE unilaterally. The terms of the exclusive technical consulting and services agreement will continue to be in effect until it is terminated by the WFOE.

In October 2012, the power of attorney agreement, loan agreement, equity option agreement, and exclusive technical consulting and services agreement were also updated to reflect an additional capital contribution amounting to RMB10,000 to the VIE by the WFOE. The supplemental terms of the Contractual Agreements entered into in May 2012 remain effective.

As a result, the power of attorney has since been effectively reassigned to the Company which has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. The Company is also obligated to absorb the expected losses of the VIE through the financial support as described above. The Company and the WFOE, as a group of related parties, have held all of the variable interests of the VIE. The Company has been determined to be most closely associated with the VIE within the group of related parties and has replaced the WFOE as the primary beneficiary of the VIE since May 2012. As the VIE was subject to indirect control by the Company through the WFOE immediately before and direct control immediately after the Contractual Agreements were supplemented, the change of the primary beneficiary of the VIE was accounted for as a common control transaction based on the carrying amount of the net assets transferred.

The Company and other PRC entities and their respective nominee shareholders entered into a series of agreements substantially similar to the above Contractual Agreements. Through these agreements, the Company demonstrates its ability and intention to continue to absorb substantially all of the expected losses and profits of these other PRC entities and direct the activities of these other PRC entities that most significantly impact their economic performance. Therefore, the Company also consolidates these other PRC entities in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810, Consolidation.

The principal Affiliated PRC Entities and other PRC entities are collectively known as the “Affiliated PRC Entities.”

Based on the Exclusive Technical Consulting and Services Agreement, WFOE would charge the principal Affiliated PRC Entities service fees based on a predetermined formula with reference to the financial performances of the principal Affiliated PRC Entities. The service fees can be adjusted by the WFOE unilaterally. No service fee was charged to the principal Affiliated PRC Entities by the WOFE for the years ended December 31, 2013, 2014 and 2015 as the principal Affiliated PRC Entities did not generate sufficient profits.

Revenue-producing assets held by the principal Affiliated PRC Entities mainly consist of office computer equipment,  servers and network equipment and software. The unrecognized revenue-producing assets mainly consist of licenses, domain names and trademarks which did not meet the recognition criteria set in ASC 350-30-25.

There was no pledge or collateralization of the principal Affiliated PRC Entities’ assets and the Company has not provided any financial support that was not previously contractually required to the Affiliated PRC Entities.

The carrying amounts and classifications of the assets and liabilities of Affiliated PRC Entities before eliminating intercompany balances and transactions between the principal Affiliated PRC Entities and other entities within the Group are as follows:

	As of December 31,
	2014	2015
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	122,682	768,605	118,652
Restricted cash	207,589	944,488	145,804
Funds receivable	387,705	691,563	106,759
Accounts receivable, net	187,607	391,712	60,470
Prepaid expenses and other current assets	77,642	545,449	84,203
Deferred tax assets	16,755	66,452	10,258
Amount due from related parties1	11,331	100,379	15,496

Total current assets	1,011,311	3,508,648	541,642

Non-current assets:
Property and equipment, net	6,033	64,437	9,947
Long-term investments, net	58,375	485,445	74,940
Other non-current assets	11,502	59,082	9,121
Goodwill	—	10,755	1,660
Total non-current assets	75,910	619,719	95,668

Total assets	1,087,221	4,128,367	637,310

Current liabilities:
Customer advances and deposits	5,887	23,815	3,677
Accounts payable	70,834	77,523	11,968
Salaries and welfare payable	15,524	13,941	2,152
Accrued expenses and other current liabilities	782,758	2,044,266	315,580
Income tax payable	18,555	66,665	10,291
Amounts due to related parties	—	527,939	81,500
Amounts due to inter-companies2	182,926	1,504,524	232,258

Total current liabilities	1,076,484	4,258,673	657,426

Non-current liabilities:
Non-current liabilities	3,429	15,793	2,438
Total non-current liabilities	3,429	15,793	2,438

Total liabilities	1,079,913	4,274,466	659,864

The financial performance and cash flows of Affiliated PRC Entities are as follows:

	Years ended December, 31
	2013	2014	2015
	RMB	RMB	RMB	US$

Revenues	82,474	371,555	1,333,367	205,836

Cost of revenues	45,298	215,981	1,009,694	155,870

Net income (loss)	4,966	(10,990)	(158,328)	(24,442)

Net cash provided by operating activities	41,181	94,178	628,207	96,978

Net cash used in investing activities	(961)	(65,109)	(513,174)	(79,220)

Net cash (used in) provided by financing activities	(50,000)	7,000	530,939	81,963

(1)	Information with respect to related parties is discussed in Note 13.

(2)	Amounts due to inter-companies mainly consist of payables to WFOE and other group companies resulting from expenses paid on behalf of the principal Affiliated PRC Entities for daily operations.